Supplement to the
Fidelity® Nasdaq Composite Index®Fund
January 29, 2014
Prospectus

James Francis no longer serves as senior portfolio manager of the fund. In addition, Patrick Waddell has been named a senior portfolio manager of the fund.

EIF-14-02  April 23, 2014
1.791563.123

Supplement to the

Fidelity® Nasdaq Composite Index® Fund (FNCMX)

A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2014

James Francis no longer serves as senior portfolio manager of the fund. In addition, Patrick Waddell has been named a senior portfolio manager of the fund.

EIFB-14-01  April 23, 2014
1.807082.112

Supplement to the
Fidelity® Nasdaq Composite Index® Tracking Stock
January 29, 2014
Prospectus

James Francis no longer serves as senior portfolio manager of the fund. In addition, Patrick Waddell has been named a senior portfolio manager of the fund.

ETF-14-01  April 23, 2014
1.790427.120

Supplement to the

Fidelity® Nasdaq Composite Index® Tracking Stock (ONEQ)

A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2014

James Francis no longer serves as senior portfolio manager of the fund. In addition, Patrick Waddell has been named a senior portfolio manager of the fund.

ETFB-14-01  April 23, 2014
1.790428.113

Supplement to the
Fidelity® Series 100
Index Fund
Class F
February 5, 2014
Prospectus

James Francis no longer serves as senior portfolio manager of the fund. In addition, Patrick Waddell has been named a senior portfolio manager of the fund.

HUN-F-14-01  April 23, 2014
1.9857682.100

Supplement to the

Fidelity® Series 100 Index Fund

Class F (FOHJX)

A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

February 5, 2014

James Francis no longer serves as senior portfolio manager of the fund. In addition, Patrick Waddell has been named a senior portfolio manager of the fund.

HUN-FB-14-01  April 23, 2014
1.9857685.100

Supplement to the
Fidelity® Series 100 Index Fund
January 29, 2014
Prospectus

James Francis no longer serves as senior portfolio manager of the fund. In addition, Patrick Waddell has been named a senior portfolio manager of the fund.

HUN-14-01  April 23, 2014
1.857358.112

Supplement to the

Fidelity® Series 100 Index Fund (FOHIX)

A Class of shares of Fidelity Series 100 Index Fund

A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2014

James Francis no longer serves as senior portfolio manager of the fund. In addition, Patrick Waddell has been named a senior portfolio manager of the fund.

HUNB-14-01  April 23, 2014
1.848939.109